Commitments and Contingencies	12 Months Ended
Dec. 31, 2015
Commitments and Contingencies [Abstract]
Commitments and Contingencies

Note 10. Commitments and Contingencies

  Commitments

The Company leases certain of its facilities under non-cancellable operating leases, which expire through 2025.

Future minimum annual lease payments under all non-cancelable operating leases with an initial term in excess of one year as of December 31, 2015 are as follows:

Operating lease payments
Year ending December 31,	(U.S. $ in thousands)
2016	$12,928
2017	9,570
2018	8,602
2019	6,720
2020	6,248
Thereafter	16,219
$60,287

Rent expense for the years ended December 31, 2015, 2014 and 2013 was approximately $14.3 million, $10.7 million and $4.7 million, respectively.

As of December 31, 2015, the Company also had obligations in connection with acquisitions, mainly due to the Solid Concepts transaction. For further information refer to note 2.

  Contingencies

Claims Related to Company Equity

On March 4, 2013, five current or former minority shareholders (two of whom were former directors) of the Company filed two lawsuits against the Company in an Israeli central district court. The lawsuits demand that the Company amend its capitalization table such that certain share issuances prior to the Stratasys-Objet merger to certain of Objet's shareholders named as defendants would be cancelled, with a consequent issuance of additional shares to the plaintiffs to account for the subsequent dilution to which they have been subject. The lawsuits also name as defendants Elchanan Jaglom, Chairman of the Company's board of directors, David Reis, Chief Executive Officer, various shareholders of the Company who were also shareholders of Objet, and, in one of the lawsuits, Ilan Levin, a director.

The lawsuits allege in particular that a series of investments in Objet during 2002 and 2007 was effected at a price per share that was below fair market value, thereby illegally diluting those shareholders that did not participate in the investments. The plaintiffs also allege that a portion of the amount invested in those transactions was actually invested by an investor who was already a shareholder of Objet and allegedly acting in concert with Mr. Jaglom, and that the interest of these two shareholders in these transactions was not properly disclosed to the minority shareholders at the time. The lawsuits furthermore claim that the Company effectively engaged in backdating the issuance of certain shares, in that shares that Objet reported as having been issued in 2006 and 2007 were actually issued at a subsequent date—as late as 2009. The Company filed its statements of defense in May 2013 denying the plaintiffs' claims. The court has dismissed the lawsuit of one of the former directors due to lack of cause. The suits are currently at the stage of pre-trial hearings.

Securities Law Class Actions

On February 5, 2015, a lawsuit styled as a class action was commenced in the United States District Court for the District of Minnesota, naming the Company and certain of the Company's officers as defendants. Similar actions were filed on February 9 and 20, 2015 in the Southern District of New York and the Eastern District of New York, respectively. The lawsuits allege violations of the Securities Exchange Act of 1934 in connection with allegedly false and misleading statements concerning the Company's business and prospects. The plaintiffs seek damages and awards of reasonable costs and expenses, including attorneys' fees.

On April 15, 2015, the cases were consolidated for all purposes, and on April 24, 2015, the court entered an order appointing lead plaintiffs and approving their selection of lead counsel for the putative class. On July 1, 2015, lead plaintiffs filed their consolidated complaint. On August 31, 2015, the defendants moved to dismiss the consolidated complaint for failure to state a claim. The Court heard the motion on December 11, 2015, but has not rendered a decision. The Company intends to mount vigorous defenses to these lawsuits.

The Company is a party to various other legal proceedings, the outcome of which, in the opinion of management, will not have a material adverse effect on the financial position, results of operations or cash flows of the Company.